Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 2,805,856		¥ 2,751,705		$ 396,022
Profit allocated to material NCI	¥ 255,786	$ 36,102	¥ 279,134	¥ 431,047
Guangxi Yuchai Machinery Company Lmited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,603,227		¥ 2,556,644		$ 367,423
Profit allocated to material NCI	254,284	$ 35,890	252,394	¥ 270,452
Dividends paid to material NCI	¥ 207,514	$ 29,289	¥ 135,905	¥ 98,941